SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentation of Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Total Revenue | Customer Concentration Risk | One Customer
Concentration [Line Items]
Concentration risk, percentage		10.00%
Total Revenue | Customer Concentration Risk | SunPower
Concentration [Line Items]
Concentration risk, percentage			10.00%
Accounts Receivable | Customer Concentration Risk | Four Customer
Concentration [Line Items]
Concentration risk, percentage	10.00%
Accounts Receivable | Customer Concentration Risk | Customer Two
Concentration [Line Items]
Concentration risk, percentage		10.00%
Related party
Concentration [Line Items]
Revenue	$ 206.0	$ 283.3	$ 225.9
Related party | Total Revenue | Customer Concentration Risk
Concentration [Line Items]
Concentration risk, percentage	18.30%	26.70%	28.80%
Related party | Accounts Receivable | Customer Concentration Risk | SunPower
Concentration [Line Items]
Concentration risk, percentage	0.90%	9.60%